Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	¥ 11,511	¥ 61,843	¥ 95,676
Impairment charges	¥ 0	0	¥ 0
Server | Disposal Group, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Disposal plan, carrying amount of assets		23,540
Disposal plan, cost of assets		158,176
Disposal plan, accumulated depreciation		134,636
Disposal plan, total cash consideration		34,111
Disposal plan, difference between the carrying amount and the consideration		¥ 10,571